Net Loss per Share	9 Months Ended
Mar. 31, 2023
Net Loss per Share [Abstract]
Net loss per share

Note 15. Net loss per share

The following table presents the calculation of basic and diluted loss per ordinary share for the periods ended on March 31, 2023 and March 31, 2022 as follows:

Loss attributable to ordinary shareholders (basic and diluted)

	For the nine-month periods ended		For the three-month periods ended
Numerator	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Loss for the period, attributable to the owners of the Group	(49,040,852)	(3,008,334)	(358,579)	(1,167,127)
Loss attributable to the ordinary shareholders	(49,040,852)	(3,008,334)	(358,579)	(1,167,127)

	For the nine-month periods ended		For the three-month periods ended
Denominator	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Weighted-average number of ordinary shares	33,264,975	31,000,000	37,560,249	31,000,000

	For the nine-month periods ended		For the three-month periods ended
Net loss attributable to ordinary shareholders per share	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Basic and Diluted	(1.47)	(0.10)	(0.01)	(0.04)

For the nine and three month periods ended March 31, 2023 and March 31, 2022 diluted earning per share (“EPS”) was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.